Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Three
The Director M
First Horizon Director M
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
Fifth Third Director M
The Huntington Director M
Well Fargo Director M
Classic Director M
Director M Ultra

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Three
The Director M
Wells Fargo Director M
The Director M Outlook
Wells Fargo Director Outlook M

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven
Leaders Series IV
Leaders Access Series IV
Leaders Plus Series IV
Leaders Outlook Series IV

Supplement dated November 15, 2022, to the Prospectus dated May 2, 2022 and
Summary Prospectus dated May 2, 2022

The following funds are expected to be renamed on or about May 1, 2023:

Current Name:	Renamed to:
AB VPS Small/Mid-Cap Value Portfolio	AB VPS Discovery Value Portfolio
AB VPS Growth and Income Portfolio	AB VPS Relative Value Portfolio

This supplement should be retained for future reference.

HV-7942